STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net decrease in net assets from operations	$ (7,953,051)	$ (15,432,374)
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(19,446,037)	(110,846,760)
Sales and maturities of U.S. government securities	37,100,000	131,560,024
Amortization of discounts and premiums	(3,963)	(16,041)
Increase (decrease) in due from brokers	30,313,652	2,849,471
Increase in unrealized appreciation on open forward contracts	72,413	493,844
Increase (decrease) in futures contracts purchased	(791,680)	8,622,942
Increase (decrease) in unrealized depreciation on open forward contracts	(66,311)	44,731
Increase (decrease) in futures contracts sold	609,179	(2,334,068)
Increase in due from affiliate	(187)
Increase (decrease) in management fees	(157,116)	64,488
Increase (decrease) in fees payable	(346,179)	101,352
Net cash provided by (used in) operating activities	39,330,720	15,107,609
Cash flows from financing activities
Subscriptions, net of subscriptions received in advance	1,474,538	7,732,694
Redemptions, net of redemption payable	(22,829,427)	(23,920,889)
Net cash provided by (used in) operating activities	(21,354,889)	(16,188,195)
Net increase (decrease) in cash	17,975,831	(1,080,586)
Cash, beginning of year	989,356	2,069,942
Cash, end of year	18,965,187	989,356
SERIES A
Cash flows from operating activities
Net decrease in net assets from operations	(3,138,973)	(6,022,225)
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(9,048,159)	(47,684,521)
Sales and maturities of U.S. government securities	17,350,000	55,457,937
Amortization of discounts and premiums	(1,841)	(6,688)
Increase (decrease) in due from brokers	15,697,250	(2,490,331)
Increase in unrealized appreciation on open forward contracts	40,388	151,084
Increase (decrease) in futures contracts purchased	(267,293)	2,797,107
Increase (decrease) in unrealized depreciation on open forward contracts	(25,057)	30,036
Increase (decrease) in futures contracts sold	225,604	(795,207)
Increase in due from affiliate	(187)
Increase (decrease) in management fees	(74,156)	40,575
Increase (decrease) in fees payable	(159,127)	69,125
Net cash provided by (used in) operating activities	20,598,449	1,546,892
Cash flows from financing activities
Subscriptions, net of subscriptions received in advance	776,309	4,502,641
Redemptions, net of redemption payable	(11,594,057)	(6,486,862)
Net cash provided by (used in) operating activities	(10,817,748)	(1,984,221)
Net increase (decrease) in cash	9,780,701	(437,329)
Cash, beginning of year	333,206	770,535
Cash, end of year	10,113,907	333,206
SERIES B
Cash flows from operating activities
Net decrease in net assets from operations	(4,814,078)	(9,410,149)
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(10,397,878)	(63,162,239)
Sales and maturities of U.S. government securities	19,750,000	76,102,087
Amortization of discounts and premiums	(2,122)	(9,353)
Increase (decrease) in due from brokers	14,616,402	5,339,802
Increase in unrealized appreciation on open forward contracts	32,025	342,760
Increase (decrease) in futures contracts purchased	(524,387)	5,825,835
Increase (decrease) in unrealized depreciation on open forward contracts	(41,254)	14,695
Increase (decrease) in futures contracts sold	383,575	(1,538,861)
Increase (decrease) in management fees	(82,960)	23,913
Increase (decrease) in fees payable	(187,052)	32,227
Net cash provided by (used in) operating activities	18,732,271	13,560,717
Cash flows from financing activities
Subscriptions, net of subscriptions received in advance	698,229	3,230,053
Redemptions, net of redemption payable	(11,235,370)	(17,434,027)
Net cash provided by (used in) operating activities	(10,537,141)	(14,203,974)
Net increase (decrease) in cash	8,195,130	(643,257)
Cash, beginning of year	656,150	1,299,407
Cash, end of year	$ 8,851,280	$ 656,150